Income from Discontinued Operations, Net - Net income from discontinued operations (Details) $ in Thousands, $ in Millions		12 Months Ended
	Jan. 31, 2022 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Income from Discontinued Operations, Net
Revenues		$ 75,526,609		$ 73,915,432	$ 70,680,227
Income before other income or expense		5,234,155		6,972,685	5,829,530
Other expense, net		815,565		(3,716,237)	(628,622)
Operating income		4,418,590		10,688,922	6,458,152
(Loss) income before income taxes		(12,165,823)		2,441,939	(4,930,943)
Discontinued operations
Income from Discontinued Operations, Net
Cash consideration received	$ 67,985,597
Discontinued operations in connection with the TelevisaUnivision Transaction
Income from Discontinued Operations, Net
Revenues		2,302,875		35,822,423	32,457,395
Cost of revenues and operating expenses		1,922,035		22,818,205	20,973,331
Income before other income or expense		380,840		13,004,218	11,484,064
Other expense, net		19,796		397,584	394,994
Operating income		361,044		12,606,634	11,089,070
Finance (expense) income, net		(137,251)		151,788	(627,403)
Share of income of associates, net				847
(Loss) income before income taxes		223,793		12,759,269	10,461,667
Income taxes		67,138		4,229,722	4,369,005
Net income from discontinued operations		156,655		8,529,547	$ 6,092,662
Value of transaction		93,066,741
Gain (loss) on disposition of discontinued operations, net		56,065,530		$ (1,943,647)
Discontinued operations in connection with the TelevisaUnivision Transaction | TelevisaUnivision
Income from Discontinued Operations, Net
Cash consideration received		61,214,741	$ 2,971.3
Consideration in common and preferred stock		30,912,000	$ 1,500.0
Discontinued operations in connection with the TelevisaUnivision Transaction | Tritn Comunicaciones, S.A. de C.V
Income from Discontinued Operations, Net
Cash consideration received		$ 940,000